Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 18 — INCOME TAXES

Enterprise Income Taxes (“EIT”)

Luda Technology Group Limited is incorporated in Cayman Island as an offshore holding company. For the period ended December 31, 2024, 2023 and 2022, no provision was recognized for Luda Technology Group Limited.

Luda BVI is incorporated in BVI as an offshore holding company. For the years ended December 31, 2024, 2023 and 2022, no provision was recognized for Luda BVI.

Luda HK is incorporated in Hong Kong. On December 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the Bill’’) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on December 28, 2018 and was gazetted on the following day.

Under the two-tiered profits tax rates regime, the first HK$2 million of its profits of the qualifying entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%.

Luda PRC, the Company’s operating subsidiary in PRC, was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from August 17, 2020. Thus, Luda PRC is eligible for a 15% preferential tax rate from August 17, 2020 to August 17, 2023. As of December 31, 2023, the eligibility of HNTE was renewed and Luda PRC enjoyed another preferential tax rate of 15% for a three-year validity period from November 29, 2023. Thus, Luda PRC is eligible for a 15% preferential tax rate from November 29, 2023 to November 29, 2026.

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in the PRC. The requirement became effective from 1 January 2008 and applies to earnings after 31 December 2007. A lower withholding tax rate may be applied if there is a tax treaty between the PRC and the jurisdiction of the foreign investors. For the Group, the applicable rate is 5%. The Group is therefore liable for withholding taxes on dividends distributed by Luda PRC in respect of earnings generated from January 1, 2008.

As of December 31, 2024 and 2023, deferred tax liabilities have been recognized for withholding taxes that would be payable on the undistributed earnings that are subject to withholding taxes of the Group’s subsidiaries established in the PRC. Up to the date of the report, the Company has no intention to reinvest the undistributed earnings and calculate the deferred tax liabilities based on the whole amount of undistributed earnings of Luda PRC. The aggregate amount of temporary differences associated with investments in subsidiaries in the PRC for which deferred tax liabilities have been recognized approximately US$23,050 and US$295,896 as of December 31, 2024 and 2023 respectively, which is 5% of the undistributed earnings of Luda PRC approximately US$461,000 and US$5,917,922 respectively.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2024, 2023 and 2022, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2024.

Our income tax expense amounted to $264,221, $446,899 and $501,571 for FY2024, FY2023 and FY2022 respectively. The decrease was mainly due to net loss before income tax in FY2024. The effective tax rate was 12.8% in FY2023 and 14.1% in FY2022, while the effective tax rate for FY2024 is not applicable due to the pre-tax loss.

The company recognized $283,630 of provision for deferred tax assets, as it is more likely than not that this portion of the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Per the consolidated statements of operations and comprehensive (loss) income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended December 31, 2024, 2023 and 2022 as follows:

	For the years ended December 31,
	2024	2023	2022
Income (loss) before taxes:	$(96,795)	$3,479,476	$3,568,861
Cayman Islands statutory income tax rate	—	—	—
Income tax calculated at statutory rate	—	—	—
Rate differences in various jurisdictions	1,082,355	487,611	470,332
Tax effect of non-taxable income	(1,122,273)	(1,564)	(241,185)
R&D additional deduction	(198,766)	(287,423)	—
Tax effect of non-deductible expenditure	311,177	192,798	159,650
Change in deferred income tax allowance	117,607	120,664	45,359
PRC dividend withholding tax	339,590	121,113	17,200
Deferred income tax (recovery) expenses	(265,469)	(186,300)	50,215
Income tax expenses	$264,221	$446,899	$501,571

Income taxes for the years ended December 31, 2024, 2023 and 2022 are attributed to the Company consisted of:

	For the years ended December 31,
	2024	2023	2022
Current income tax	$190,100	$512,086	$434,156
Deferred income tax (recovery) expenses	(265,469)	(186,300)	50,215
PRC dividend withholding tax	339,590	121,113	17,200
Income tax expenses	$264,221	$446,899	$501,571

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023 are presented below:

	For the years ended December 31,
	2024	2023
Deferred tax assets
Net operating losses carryforwards in the HK	$283,630	$166,023
Credit loss	310,139	322,941
Decelerated tax depreciation for HK	1,153	1,153
Refundable liability	54,566	75,504
Inventory provision	187,108	160,380
Less: Provision	(283,630)	(166,023)
Total	$552,966	$559,978

As of December 31, 2024 and 2023, the Company had net operating loss carryforwards of $1,718,967 (HKD 13,407,945) and $1,006,200 (HKD 7,848,358), respectively. The tax losses of $nil as of December 31, 2023 and $nil as of December 31, 2022 was utilized in the year ended December 31, 2024 and 2023, respectively.

	For the years ended December 31,
	2024	2023
Deferred tax liabilities
Accelerated tax depreciation	$153,380	$141,759
Undistributed earnings of PRC subsidiaries	23,050	295,896
Total	$176,430	$437,655